Intangible assets, net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Amortization for Intangible Assets
2024	¥ 4,169			$ 587
2025	2,903			409
2026	2,422			341
2027	2,377			335
2028	1,914			270
Thereafter	12,306			1,733
Total	26,091			$ 3,675
Intangible assets
Intangible assets, net
Amortization expenses for intangible assets	¥ 5,326	¥ 9,613	¥ 16,547